Income Taxes - Additional Information (Detail) - USD ($)		4 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 28, 2018	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Income Taxes [Line Items]
Income taxes provision (benefit)			$ (12,215,000)	$ 24,776,000	$ (8,814,000)
Current federal tax expense			$ 19,990,000	$ 3,722,000	$ (47,053,000)
Effective income tax rate			8.90%	52.90%	(149.70%)
Federal tax rate	35.00%	21.00%	30.30%	35.00%	35.00%
Benefit on the remeasurement of deferred tax assets and liabilities			$ 27,128,000
Untaxed foreign earnings		$ 0	0
Valuation allowance		45,861,000	45,861,000	$ 7,644,000
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate		6,849,000	6,849,000
Net interest and penalties (benefit) recognized in income tax expense			587,000	(2,860,000)	$ (7,774,000)
Net accrued interest and penalties included in unrecognized tax benefits		974,000	974,000	$ 1,561,000
Amount of unrecognized tax benefits reasonably possible		1,162,000	1,162,000
State | Indefinite Life
Income Taxes [Line Items]
Tax credits		10,168,000	$ 10,168,000
Subject To Utilization Limitations
Income Taxes [Line Items]
Percentage of provision of interest expense in excess of adjusted taxable income			30.00%
Percentage of provision of net operating losses to taxable income			80.00%
Net operating loss carryforwards		54,880,000	$ 54,880,000
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards		212,192,000	212,192,000
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards		128,414,000	128,414,000
Net operating loss carryforwards, limitation on utilization		6,653,000	$ 6,653,000
Subject To Utilization Limitations | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates			2019
Subject To Utilization Limitations | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates			2024
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards		211,356,000	$ 211,356,000
Net operating loss carryforwards, limitation on utilization		0	0
Not Subject to Annual Limitation | Federal
Income Taxes [Line Items]
Net operating loss carryforwards		$ 73,533,000	$ 73,533,000